Quarterly Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Revenues from services	$ 4,953.9	$ 4,972.5	$ 4,861.3	$ 4,542.2	$ 5,121.1	$ 5,416.0	$ 5,321.7	$ 4,904.0	$ 19,329.9	$ 20,762.8	$ 20,250.5
Gross profit	851.1	852.1	830.6	762.0	868.8	905.6	897.3	816.5	3,295.8	3,488.2	3,366.7
Operating profit	181.1	206.3	178.7	122.8	193.3	212.3	187.4	126.9	688.9	719.9	511.9
Net earnings	$ 123.9	$ 123.9	$ 105.7	$ 65.7	$ 117.2	$ 130.5	$ 109.8	$ 70.1	$ 419.2	$ 427.6	$ 288.0
Net earnings per share - basic (in dollars per share)	$ 1.67	$ 1.63	$ 1.35	$ 0.83	$ 1.49	$ 1.64	$ 1.37	$ 0.88	$ 5.46	$ 5.38	$ 3.69
Net earnings per share - diluted (in dollars per share)	1.66	1.61	1.33	0.83	1.47	1.61	1.35	0.86	5.40	5.30	3.62
Dividends per share (in dollars per share)	0.80	0.00	0.80	0.00	0.49	0.00	0.49	0.00	$ 1.60	$ 0.98	$ 0.92
Market price:
High (in dollars per share)	93.24	96.56	92.00	86.92	71.17	86.15	86.26	86.73
Low (in dollars per share)	$ 80.48	$ 77.43	$ 82.76	$ 63.79	$ 59.00	$ 70.10	$ 74.00	$ 72.45
Restructuring costs	$ 16.4								$ 16.4		$ 89.4
Non-operating gains	$ 10.6
Restructuring costs per diluted share (in dollars per share)	$ (0.17)
Non-operating gains per diluted share (in dollars per share)	$ 0.15